OTHER EXPENSES	3 Months Ended
Jun. 30, 2021
OTHER EXPENSES
OTHER EXPENSES

12. OTHER EXPENSES

(a)  Other operating expenses

	Three months ended	Three months ended
	June 30, 2021	June 30, 2020
Amortization of intangible assets	$3,644	$4,592
Depreciation of property and equipment	802	2,687
Bad debt expense	7,418	11,940
Share-based compensation	610	692
	$12,474	$19,911

(b)  Employee expenses

	Three months ended	Three months ended
	June 30, 2021	June 30, 2020
Wages, salaries and commissions	$38,738	$36,219
Benefits	5,111	6,488
	$43,849	$42,707

Employee expenses of $14.7 million and $29.1 million are included in administrative expense and selling and marketing expenses, respectively, for the three months ended June 30, 2021. Compared to $15.2 million and $27.5 million, respectively, for the three months ended June 30, 2020.